Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 21,169	¥ 20,549
Payables under securities lending transactions	8,206	5,549
Obligations to return securities received as collateral	3,177	3,516
Total	32,552	29,614
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,462	2,975
Payables under securities lending transactions	7,085	5,030
Obligations to return securities received as collateral	1,242	2,020
Total	10,789	10,025
Foreign Governments and Official Institutions Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,316	13,195
Payables under securities lending transactions	36
Obligations to return securities received as collateral	1,344	1,101
Total	15,696	14,296
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	570	636
Payables under securities lending transactions		1
Obligations to return securities received as collateral	84	117
Total	654	754
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,567	3,401
Total	3,567	3,401
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	121	205
Obligations to return securities received as collateral		3
Total	121	208
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	123	104
Payables under securities lending transactions	1,085	518
Obligations to return securities received as collateral	507	275
Total	1,715	897
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	10	33
Total	¥ 10	¥ 33